ACCRUED AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES

NOTE 9 – ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consist of the following:

	September 30, 2022	March 31, 2022
Deferred sales	$388,691	$547,217
Liability associated with uncertain tax positions	925,794	921,987
Payroll and employee benefits	427,473	478,360
Settlement liability, current portion	-	341,919
Lease liability, current portion	70,789	134,578
Due to related parties	699	125,532
Other operational accruals	1,550,862	530,189
	$3,364,308	$3,079,782

Lease liability, current portion, represent obligations due within one year under operating leases for office space, automobiles, and office equipment. See Note14 - LEASES below for more information. Other operational accruals as of September 30, 2022, include accrued expense of $902,862 and accrued interest of $648,000 on the related party convertible notes and notes payable included in the condensed consolidated balance sheet.

NOTE 11 - ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consist of the following:

	As of March 31,
	2022	2021
Deferred sales revenues	$547,217	$1,449,359
Liability associated with uncertain tax positions	921,987	904,643
Accrued severance expense	-	700,000
Payroll and employee benefits	478,360	523,454
Settlement liability, current portion	341,919	376,921
Lease liability, current portion	134,578	373,398
Other operational accruals	655,721	499,639
	$3,079,782	$4,827,414

Lease liability, current portion, represent obligations due withing one year under operating leases for office space, automobiles, and office equipment. See Note 13 - “LEASES” below for more information.